Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Carrying Amounts of Rights of Use Assets Recognized

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:

	Office premises $	Other equipment $	Total $
September 30, 2022	5,881,811	10,563	5,892,374
Lease modification	(879,689)	—	(879,689)
Reassessment of the right-of-use assets	(888,426)	—	(888,426)
Depreciation(1)	(938,071)	(5,870)	(943,941)
September 30, 2023	3,175,625	4,693	3,180,318
Lease modification	3,968	—	3,968
Reassessment of the right-of-use assets	(462,032)	(4,398)	(466,430)
Depreciation(1)	(810,500)	—	(810,500)
September 30, 2024	1,907,061	295	1,907,356

(1)      Depreciation of $294,942 ($362,005 in 2023 and $120,236 in 2022) related to right-of-use assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.

Schedule of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the years ended September 30:

	2024 $	2023 $
Balance, beginning of year	3,781,233	6,579,103
Additions	—	—
Lease modification	(214,057)	(958,296)
Reassessment of the lease liability	(462,032)	(888,426)
Accretion of interest	300,424	401,229
Gain on foreign exchange	66,894	(213,333)
Lease payments	(1,272,102)	(1,139,044)
Balance, end of year	2,200,360	3,781,233

Current	663,920	722,675
Non-current	1,536,440	3,058,558

Schedule of Depreciation of Right of Use Assets

Depreciation of right-of-use assets is included in the consolidated statement of loss as follows:

	Year ended September 30,
	2024 $	2023 $	2022 $
Cost of sales(1)	37,098	48,542	50,071
Marketing and product management	66,686	5,778	11,303
Selling expenses	—	5,526	11,247
General and administrative expenses	408,752	455,932	237,596
Research and development costs	3,022	66,158	300,724
	515,558	581,936	610,941

(1)      Depreciation of right-of-use assets recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations

Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments	The maturity analysis of lease liabilities based on contractual undiscounted payments is as follows:
$
Less than 1 year	855,207
1 to 5 years	2,451,771
More than 5 years	948,059
4,255,037

Schedule of Amounts Recognized in Net Loss

The following are the amounts recognized in net loss:

	Years ended September 30,
	2024 $	2023 $	2022 $
Depreciation expense of right-of-use assets(1)	515,558	581,936	610,941
Interest expense on lease liabilities(2)	300,424	401,229	551,291
Expense relating to short-term leases	—	—	16,649
Expense relating to leases of low-value assets	—	—	37,477
Variable lease payments	—	—	2,805
Gain on foreign exchange	66,894	(213,333)	(55,852)
	882,876	769,832	1,163,311

(1)      Depreciation of right-of-use assets of $37,098, $48,542 and $50,071 is included in Net income (loss) and comprehensive income (loss) from discontinued operations for the years ended September 30, 2024, 2023 and 2022 respectively.

(2)      Interest expense on lease liabilities includes for the year ended September 31, 2022, includes $33,116 of interest expense which is presented in the Net income (loss) and comprehensive income (loss) from discontinued operations.